Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40301
Entity Registrant Name	Infobird Co., Ltd
Entity Central Index Key	0001815566
Entity Address, Address Line One	Unit 532A
Entity Address, Address Line Two	5/F, Core Building 2
Entity Address, Address Line Three	No. 1 Science Park West Avenue
Entity Address Address Line Four	Hong Kong Science Park
Entity Address, City or Town	Tai Po, N.T
Entity Address, Country	HK